Certain Transactions	12 Months Ended
Dec. 31, 2020
Certain Transactions [Abstract]
Certain Transactions

Note 2. Certain Transactions

Origin acquisition

On December 31, 2020 (the “Origin transaction date”) the Company acquired 3D printing start-up Origin Laboratories Inc. (“Origin”) for an aggregate purchase price of $97.1 million (“Origin transaction”), including cash and shares. The acquisition enables Stratasys to expand its leadership through innovation in the fast-growing mass production parts market with a next-generation photopolymer platform. Stratasys expects Origin’s proprietary Programmable PhotoPolymerization (P3) technology to be an important growth engine for the company. The acquisition was aimed at fortifying our leadership in polymers and production applications of 3D printing in industries such as dental, medical, tooling, and select industrial, defense, and consumer goods markets.

In exchange for 100% of the outstanding shares of Origin the Company issued 1,488 thousand ordinary shares, paid cash upon closing and is obligated to pay additional payments (combination of cash and shares) subject to performance-based earnouts over 3 years.

The Origin transaction is reflected in accordance with ASC Topic 805, “Business Combinations”, using the acquisition method of accounting with the Company as the acquirer.

The following table summarizes the fair value of the consideration transferred to Origin stockholders for the Origin transaction:

	U.S. $ in thousands
Cash payments	$33,076	*
Issuance of ordinary shares to Origin stockholders	26,636
Contingent consideration at estimated fair value	37,400
Total consideration	$97,112

* Of which $31.2 million were paid on December 31, 2020.

The fair value of the ordinary shares issued was determined based on the closing market price of the Company’s ordinary shares on the Origin transaction date.

In accordance with ASC Topic 805, the estimated contingent consideration as of the Origin transaction date was included in the purchase price. The total contingent payments could reach to a maximum aggregate amount of up to $ 40 million. Approximately 50% of the payments shall be settled in cash, and 50% shall be settled through the issuance of ordinary shares. The estimated fair value of the contingent consideration is based on management’s assessment of whether, and at what level, the financial metrics will be achieved, and the present value factors associated with the timing of the payments. This fair value measurement is based on significant unobservable inputs in the market and thus represents a Level 3 measurement within the fair value hierarchy. Changes in the fair value of contingent consideration will be recorded in Consolidated Statements of Operations and Comprehensive Loss.

An additional payment of $6 million, which is subject to the founders' retention over 3 years, will be recorded as compensation expense over the retention period.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the Origin transaction date. The estimated fair values are preliminary and based on the information that was available as of December 31, 2020. Thus, the measurements of fair value reflected are subject to changes and such changes could be significant. The preliminary allocation of the purchase price to assets acquired and liabilities assumed is as follows:

Allocation of Purchase Price
(U.S. $ in thousands)
Cash and cash equivalents	$2,083
Goodwill	35,694
Intangible assets	71,131
Other assets	5,285
Total assets acquired	114,193

Net deferred tax liabilities	14,007
Other labilities	3,074
Total liabilities assumed	17,081

Net assets acquired	$97,112

The allocation of the purchase price to net assets acquired and liability assumed resulted in the recognition of intangible asset related to developed technology of $71 million. This intangible asset has a useful-life of 10 years. The fair value estimate of the developed technology is determined using a variation of the income approach known as the “Multi-Period Excess Earnings Approach”. This valuation technique estimates the fair value of an asset based on market participants’ expectations of the cash flows an asset would generate over its remaining useful life. The net cash flows were discounted to present value.

Pro forma information giving effect to the acquisition has not been provided as the results would not be material.

Investment in Xaar 3D Ltd. ("Xaar 3D")

During the fourth quarter of 2019, the Company entered into an agreement with Xaar plc (“Xaar”) to purchase additional shares of Xaar 3D that will increase its stake from 15 to 45 percent, with Xaar retaining the remaining 55 percent. Xaar and Stratasys had announced the formation of Xaar 3D Ltd in July 2018; for the purpose of developing Powder Bed Fusion (”PBF”) additive manufacturing solutions that Stratasys can bring to the market.

The additional investment by Stratasys is intended to enable Xaar 3D to accelerate the development of its technology. In addition, the agreement includes an option for Stratasys to acquire the remaining shares of Xaar 3D.

Following the additional investment, the Company considered the FASB guidance in accordance with ASC Topic 810 “Consolidation” regarding the propriety of implementing consolidation, for both the variable interest entity and voting model, or equity method accounting. The Company concluded that it should continue accounting for the investment according to the equity method as it has retained the ability to exercise significant influence but does not control Xaar 3D.

For its additional interest in Xaar 3D the Company paid approximately $15.7 million.

The investment is presented under other non-current assets in the Company’s consolidated balance sheets.

LPW Technology Divestment

During the fourth quarter of 2018, the Company sold its equity minority interests in LPW Technology for a total consideration of $33.6 million and recognized a net gain of $13.5 million. The gain was recorded in the consolidated Statements of Operations and Comprehensive Loss under share in profits (losses) of associated companies.

The net loss of LPW for the respective periods in which the Company accounted for its investment in LPW under the equity method of accounting during 2018 was $4.6 million.

During 2020, $3.2 million was received related to the sale of LPW.

 Solidscape Divestment

During the third quarter of 2018, the Company sold Solidscape, a wholly-owned subsidiary focused on SCP, ink-jetting technology to produce wax-like patterns for lost-wax casting. As a result of this divestiture, the Company recognized a gain of $7.0 million, net of transaction costs in the consolidated Statements of Operations and Comprehensive Loss under selling, general and administrative expenses.

During 2020, $1.0 million was received related to the sale of Solidscape.

Investment in Evolve

During 2018, the Company, jointly with certain employees and one of the Company's board members, formed an entity for one of its research and development projects (“Evolve”), which received subsequent investments from certain additional strategic investors. The Company does not consolidate the results of operations of Evolve. As a result of this transaction, the Company recorded $1.6 million loss included in its operating expenses. In addition, the Company recorded a $5.0 million loss related to the write-off of Evolve's in-process research and development project, which is included in share in profits (losses) of associated companies, in its consolidated financial statements for the year ended December 31, 2018.

Repayment of loan

In December 2016, the Company entered into a secured loan agreement with Bank Hapoalim Ltd., pursuant to which the Company borrowed $26.0 million (the “Bank Loan”), at interest rate of LIBOR plus 3.35%, and secured a credit line with similar terms for an additional $24.0 million (the “Credit Line”). The repayment of the Bank Loan was secured by a first priority lien in the name of the lender on all of the Company’s rights to its new headquarters property in Rehovot, Israel and it contains certain subjective acceleration clauses. During December 2017, the Company borrowed additional $10.0 million under the Credit Line.

During the first quarter of 2019 the Company repaid the full outstanding amount.

Other transactions

During the second quarter of 2019, the Company sold an investment in an unconsolidated entity. As a result of this sale, the Company recognized a gain of approximately $3.6 million, net of transaction costs in the consolidated Statements of Operations and Comprehensive Loss under selling, general and administrative expenses.

      Restructuring plan

      On June 2, 2020, the Company announced a restructuring plan to reduce operating expenses as part of a cost realignment program to focus on profitable growth (the “Plan”). The Plan’s cost-cutting measures included workforce reductions affecting approximately 10% of employees, as well as other cost-mitigation measures. The Company recorded $6.4 million and $3.9 million of employee-related charges and other related charges, respectively, during 2020. The plan was substantially completed in 2020.